Fair Value of Financial Instruments (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Gain (Loss) on Sale of Assets and Asset Impairment Charges	$ (1,651)	$ 0	$ (1,651)	$ 0
He Man H [Member]
Defined Benefit Plan Disclosure [Line Items]
Gain (Loss) on Sale of Assets and Asset Impairment Charges			1,651
Assets, Fair Value Disclosure	4,450		4,450
Navios Logistics [Member] | He Man H [Member]
Defined Benefit Plan Disclosure [Line Items]
Gain (Loss) on Sale of Assets and Asset Impairment Charges			1,651
Navios Logistics [Member] | Malva H [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets, Fair Value Disclosure	$ 4,550		$ 4,550